SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Naturalshrimp Incorporated [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Schedule of derivative liabilities at fair value

	2022	2021
Derivative liability balance at beginning of period	$-	$176,000
Reclass to equity upon conversion or redemption	-	(205,000)
Additions to derivatives	12,985,000	-
Change in fair value	116,000	29,000
Balance at end of period	$13,101,000	$-

Schedule of warrant liability

	2022	2021
Warrant liability balance at beginning of period	$-	$90,000
Additions to warrant liability	5,910,000	-
Reclass to equity upon cancellation or exercise	-	(90,000)
Change in fair value	(1,987,000)	-
Balance at end of period	$3,923,000	$-

SCHEDULE OF ESTIMATED USEFUL LIVES
Buildings	39 years
Machinery and Equipment	7 – 10 years
Vehicles	10 years
Furniture and Fixtures	3 – 10 years

Buildings	39 years
Machinery and Equipment	7 - 10 years
Vehicles	10 years
Furniture and Fixtures	3 - 10 years

Promissory Note [Member]
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

Promissory Note

	December 31, 2022	March 31, 2022
	(unaudited)
Promissory Notes fair value at beginning of period	$-	$-
Fair value of Promissory Note upon Restructuring Agreement	20,847,867	-
Change in fair value	(1,594,515)	-
Promissory Note fair value at end of period	$22,442,382	$-

Warrants
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

Warrant liability

	December 31, 2022	March 31, 2022
	(unaudited)
Warrant liability balance at beginning of period	$3,923,000	$-
Additions to warrant liability	-	5,910,000
Reclass to equity upon cancellation or exercise	-	-
Change in fair value	(3,031,000)	(1,987,000)
Balance at end of period	$892,000	$3,923,000

Derivative [Member]
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

The following is a summary of activity of Level 3 derivatives during the nine months ended December 31, 2022 and the year ended March 31, 2022:

Derivatives

	December 31, 2022	March 31, 2022
	(unaudited)
Derivative liability balance at beginning of period	$13,101,000	$-
Included in gain on extinguishment of note	(12,290,000)	-
Additions to derivatives	-	12,985,000
Change in fair value	(811,000)	116,000
Balance at end of period	$-	$13,101,000